Dividends - Schedule of scrip dividends issued (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interim Financial Reporting [Abstract]
Number of shares issued (in shares)	0	208,927	195,305
Value of shares issued	$ 0	$ 1,387	$ 1,381